Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 12,564	$ 11,910
Cost of sales	(7,943)	(7,343)
Gross profit (loss)	4,621	4,567
Impairment reversal and (asset impairments)	(41)	163
Other operating income (expenses)	204	(459)
Profit (loss) from operations	4,784	4,271
Net finance expense	(219)	(212)
Non-operating income (expense)	(52)	(151)
Share of income (loss) of associates and joint ventures	(3)	6
Profit (loss) before taxes	4,510	3,914
Capital expenditures	2,613	2,299
Goodwill	1,121	1,087	$ 1,114	$ 1,114
Total assets	39,626	37,028	$ 35,629
Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	13,214	12,545
Inter-segment revenues [member]
Disclosure of operating segments [line items]
Revenues	(650)	(635)
Steelmaking Coal [member]
Disclosure of operating segments [line items]
Revenues	6,349	6,014
Cost of sales	(3,309)	(3,000)
Gross profit (loss)	3,040	3,014
Impairment reversal and (asset impairments)		207
Other operating income (expenses)	(79)	(99)
Profit (loss) from operations	2,961	3,122
Net finance expense	(47)	(5)
Non-operating income (expense)	37	(29)
Profit (loss) before taxes	2,951	3,088
Capital expenditures	969	673
Goodwill	702	702
Total assets	15,491	15,241
Steelmaking Coal [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	6,349	6,014
Copper [member]
Disclosure of operating segments [line items]
Revenues	2,714	2,400
Cost of sales	(1,837)	(1,814)
Gross profit (loss)	877	586
Impairment reversal and (asset impairments)	(10)	(44)
Other operating income (expenses)	(247)	63
Profit (loss) from operations	620	605
Net finance expense	(47)	(45)
Non-operating income (expense)	4	5
Share of income (loss) of associates and joint ventures	(2)	3
Profit (loss) before taxes	575	568
Capital expenditures	850	467
Goodwill	419	385
Total assets	10,219	9,533
Copper [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	2,242	2,022
Zinc [member]
Disclosure of operating segments [line items]
Revenues	3,094	3,496
Cost of sales	(2,225)	(2,529)
Gross profit (loss)	869	967
Impairment reversal and (asset impairments)	(31)
Other operating income (expenses)	826	(28)
Profit (loss) from operations	1,664	939
Net finance expense	(37)	(31)
Non-operating income (expense)	11	(9)
Profit (loss) before taxes	1,638	899
Capital expenditures	409	244
Total assets	3,692	3,720
Zinc [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	2,980	2,925
Zinc [member] | Inter-segment revenues [member]
Disclosure of operating segments [line items]
Revenues	(650)	(635)
Energy [member]
Disclosure of operating segments [line items]
Revenues	407
Cost of sales	(572)
Gross profit (loss)	(165)
Other operating income (expenses)	1	(3)
Profit (loss) from operations	(164)	(3)
Net finance expense	(16)	(7)
Profit (loss) before taxes	(180)	(10)
Capital expenditures	375	911
Total assets	6,131	5,667
Energy [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	407
Corporate [member]
Disclosure of operating segments [line items]
Other operating income (expenses)	(297)	(392)
Profit (loss) from operations	(297)	(392)
Net finance expense	(72)	(124)
Non-operating income (expense)	(104)	(118)
Share of income (loss) of associates and joint ventures	(1)	3
Profit (loss) before taxes	(474)	(631)
Capital expenditures	10	4
Total assets	$ 4,093	$ 2,867